AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 09/22/2020

FILE NOS: 811-04262 & 002-96538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 86
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 88
(Check appropriate box or boxes.)

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 434-846-1361

DAVID D. BASTEN

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Name and Address of Agent for Service)

MAGGIE BULL, ESQUIRE

ULTIMUS FUND SOLUTIONS, LLC

225 PICTORIA DRIVE, SUITE 450

CINCINNATI, OH 45246

DAVID C. MAHAFFEY, ESQUIRE

SULLIVAN & WORCESTER LLP

1666 K STREET, NW

WASHINGTON, DC 20006

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(3)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 86 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lynchburg, Commonwealth of Virginia on the 22nd day of September, 2020.

AMERICAN PENSION INVESTORS TRUST

/s/ David D. Basten
David D. Basten, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David D. Basten David D. Basten	Trustee and President (Principal Executive Officer)	September 22, 2020

/s/ David M. Basten David M. Basten	Trustee	September 22, 2020

/s/ Mark A. Borel * Mark A. Borel	Trustee	September 22, 2020

/s/ Stephen B. Cox * Stephen B. Cox	Trustee	September 22, 2020

/s/ G. Edgar Dawson III * G. Edgar Dawson III	Trustee	September 22, 2020

/s/ Wayne C. Johnson * Wayne C. Johnson	Trustee	September 22, 2020

/s/ Charles D. Foster Charles D. Foster	Chief Financial Officer	September 22, 2020

*By:	/s/ David D. Basten
David D. Basten

Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-06-197971 on September 27, 2006.

INDEX TO EXHIBITS

EXHIBIT

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase